RELATED PARTY TRANSACTIONS - LEASE - AS LESSEE (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	[1]	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disclosure of transactions between related parties [line items]
Depreciation expense of right-of-use assets	¥ 68,410,000			¥ 65,511,000	¥ 65,324,000
Interest expense on lease liabilities	67,648,000			57,629,000	57,670,000
Actual payment to Guangzhou Railway Group	62,126,000	$ 9,749		60,750,000	59,620,000
Key management personnel compensation	4,151,000			3,696,000	4,073,000
Related parties [member]
Disclosure of transactions between related parties [line items]
Depreciation expense of right-of-use assets	16,246,000			13,378,000	13,378,000
Interest expense on lease liabilities	67,605,000			57,629,000	57,670,000
Guangzhou Railway Group [member]
Disclosure of transactions between related parties [line items]
Actual payment to Guangzhou Railway Group	¥ 61,887,000			¥ 60,750,000	¥ 59,620,000

[1]	Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.3726, the certified exchange rates for December 30, 2021 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 30, 2021 or on any other date.